General Information (Tables)	12 Months Ended
Dec. 31, 2017
General Information [Abstract]
Schedule of Consolidated Subsidiaries

The accompanying consolidated financial statements include the accounts of Gravity and the consolidated subsidiaries (collectively referred to as the “Company”). Details of the consolidated subsidiaries as of December 31, 2017, December 31, 2016, and January 1, 2016, are as follows:

Subsidiary	Location	Ownership interest held by the Gravity (%)	Main business
NeoCyon, Inc.	Korea	96.11%	Mobile game development and service
Gravity Interactive, Inc	U.S.A.	100.00%	Online and mobile game services
Gravity Games Corp	Korea	85.50%	Online game development
Gravity Entertainment Corp	Japan	100.00%	Animation production, distribution, and game services